Pension and Postretirement Plans (Key Assumptions - Obligation) (Details 3) - Benefit Obligation [Member]	Dec. 31, 2017	Dec. 31, 2016
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate (percent)	3.60%	4.10%
Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate (percent)	3.60%	4.10%
Maximum [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (percent)	5.00%	5.00%
Maximum [Member] | Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (percent)	5.00%	5.00%
Minimum [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (percent)	1.00%	1.00%
Minimum [Member] | Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (percent)	1.00%	1.00%